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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ] Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Atlas Capital Management, L.P.
Address: 100 Crescent Court, Suite 880
         Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Alpert
Title:   President of RHA, Inc., general partner of
         Atlas Capital Management, L.P.
Phone:   (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                       Dallas, Texas       February 14, 2008
------------------------------------   ---------------------   -----------------
(Signature)                                (City, State)             (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:   338,562
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form File No.   Manager Name
---   -------------   ------------

1     28-11608        Treaty Oak Capital Management L.P.

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
             Column 1                 Column 2     Column 3  Column 4       Column 5       Column 6  Column 7        Column 8
--------------------------------- --------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                      Title of                 Value    Shrs or  SH/ Put/ Investment   Other     Voting Authority
          Name of Issuer               Class        CUSIP   (x $1,000)  prn amt  PRN Call Discretion Managers    Sole   Shared None
          --------------          --------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
Accelrys Inc.                     COM             00430U103      2,954   392,331 SH       Sole                  392,331      0    0
Affiliated Computer Services      CL A            008190100     19,754   438,000 SH       Sole                  438,000      0    0
Alesco Financial Inc.             Note 7.625% 5/1 014485AB2      2,436 3,500,000 SH       Sole                3,500,000      0    0
Altra Holdings Inc.               COM             02208R106      5,391   324,144 SH       Sole                  324,144      0    0
Amylin Pharmaceuticals Inc.       COM             032346108      3,215    86,902 SH       Sole                   86,902      0    0
Arthrocare Corp.                  COM             043136100        396       550 SH  PUT  Sole                      550      0    0
AspenBio Pharma Inc.              COM             045346103        916   105,003 SH       Sole                  105,003      0    0
Atmel Corp.                       COM             049513104     22,752 5,266,712 SH       Sole                5,266,712      0    0
Berkshire Hathaway Inc. Del       CL B            084670207     12,820     2,707 SH       Sole                    2,707      0    0
BOK Financial Corp.               COM NEW         05561Q201      3,233    62,527 SH       Sole                   62,527      0    0
Callon Pete Co Del                COM             13123X102      9,476   576,059 SH       Sole                  576,059      0    0
Carmax Inc.                       COM             143130102        263     2,500 SH  PUT  Sole                    2,500      0    0
Cenveo Inc.                       COM             15670S105     11,528   659,894 SH       Sole                  659,894      0    0
Chimera Invt Corp                 COM             16934Q109      2,856   159,757 SH       Sole                  159,757      0    0
Continental Resources, Inc.       COM             212015101      9,742   372,810 SH       Sole                  372,810      0    0
CVS Caremark Corporation          COM             126650100     15,017   377,795 SH       Sole                  377,795      0    0
Dillards Inc.                     CL A            254067101      2,592   138,000 SH       Sole                  138,000      0    0
Dril-Quip Inc.                    COM             262037104        234     4,202 SH       Other             1         0  4,202    0
Energy Transfer Equity LP         COM UT LTD PTN  29273V100     15,829   449,293 SH       Sole                  449,293      0    0
ExpressJet Holdings Inc.          CL A            30218U108      6,007 2,422,000 SH       Sole                2,422,000      0    0
Frontier Oil Corp.                COM             35914P105      4,322   106,516 SH       Sole                  106,516      0    0
Gentiva Health Services Inc.      COM             37247A102      2,965   155,712 SH       Sole                  155,712      0    0
Greenlight Capital Re Ltd         Class A         G4095J109      5,841   280,912 SH       Sole                  280,912      0    0
Helix Energy Solutions Group Inc. COM             42330P107     12,727   306,673 SH       Other             1   301,980  4,693    0
Hercules Offshore Inc.            COM             427093109     11,959   502,897 SH       Other             1   496,484  6,413    0
I-Flow Corp.                      COM NEW         449520303      3,289   208,439 SH       Sole                  208,439      0    0
Nexen Inc.                        COM             65334H102        268     8,302 SH       Other             1         0  8,302    0
Noble Energy Inc                  COM             655044105        223     2,806 SH       Other             1         0  2,806    0
Noble Corporation                 SHS             G65422100      3,384    59,877 SH       Other             1    53,262  6,615    0
Novellus Systems Inc.             COM             670008101      6,782   246,000 SH       Sole                  246,000      0    0
Odyssey Marine Exploration Inc.   COM             676118102        771   124,619 SH       Sole                  124,619      0    0
Oil States Int'l Inc.             COM             678026105        233     6,834 SH       Other             1         0  6,834    0

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
Penn Treaty Amern Corp.           COM NEW         707874400      7,815 1,204,169 SH       Sole                1,204,169      0    0
Pinnacle Airlines Corp.           COM             723443107     14,647   960,434 SH       Sole                  960,434      0    0
Pzena Investment Mgmt Inc.        Class A         74731Q103      1,557   136,600 SH       Sole                  136,600      0    0
QLT Inc.                          COM             746927102      4,476 1,012,726 SH       Sole                1,012,726      0    0
R. H. Donnelley Corp.             COM NEW         74955W307     12,768   350,000 SH       Sole                  350,000      0    0
Republic Airways Holdings Inc.    COM             760276105     13,082   667,781 SH       Sole                  667,781      0    0
Skywest Inc.                      COM             830879102     25,687   956,673 SH       Sole                  956,673      0    0
Steak N Shake Co.                 COM             857873103     11,522 1,057,100 SH       Sole                1,057,100      0    0
Teletech Holdings Inc.            COM             879939106      2,067    97,175 SH       Sole                   97,175      0    0
Titanium Metals Corp.             COM NEW         888339207      8,290   313,424 SH       Sole                  313,424      0    0
TNS Inc.                          COM             872960109     19,335 1,089,282 SH       Sole                1,089,282      0    0
Transocean Inc. New               SHS             G90073100      8,331    58,200 SH       Other             1    54,372  3,828    0
UnitedHealth Group Inc.           COM             91324P102      7,908   135,873 SH       Sole                  135,873      0    0
W-H Energy Svcs Inc               COM             92925E108        221     3,938 SH       Other             1         0  3,938    0
Wonder Auto Technology Inc.       COM             978166106        681    61,477 SH       Sole                   61,477      0    0